Share-based payments - Cash settled, Directors (Details)	12 Months Ended
	Dec. 31, 2022 ZAR (R) shares R / shares	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2020 ZAR (R)
Share-based payments
Cash proceeds from instruments exercised | R	R 272,000,000	R 240,000,000	R 275,000,000
Sibanye Stillwater2021 Share Plan | Neal Froneman
Share-based payments
Outstanding at beginning of the year (in shares)	1,939,548
Outstanding at end of the year (in shares)		1,939,548
Sibanye Stillwater2021 Share Plan | Charl Keyter
Share-based payments
Outstanding at beginning of the year (in shares)	884,319
Outstanding at end of the year (in shares)		884,319
Sibanye Stillwater2021 Share Plan | Charles Carter
Share-based payments
Outstanding at beginning of the year (in shares)	0
Outstanding at end of the year (in shares)		0
Sibanye Stillwater2021 Share Plan | Mika Seitovirta
Share-based payments
Outstanding at beginning of the year (in shares)	0
Outstanding at end of the year (in shares)		0
Sibanye Stillwater2021 Share Plan | Dawie Mostert
Share-based payments
Outstanding at beginning of the year (in shares)	479,688
Outstanding at end of the year (in shares)		479,688
Sibanye Stillwater2021 Share Plan | Themba Nkosi
Share-based payments
Outstanding at beginning of the year (in shares)	382,997
Outstanding at end of the year (in shares)		382,997
Sibanye Stillwater2021 Share Plan | Richard Stewart
Share-based payments
Outstanding at beginning of the year (in shares)	529,455
Outstanding at end of the year (in shares)		529,455
Sibanye Stillwater2021 Share Plan | Laurent Charbonnier
Share-based payments
Outstanding at beginning of the year (in shares)	236,555
Outstanding at end of the year (in shares)		236,555
Sibanye Stillwater2021 Share Plan | Lerato Legong
Share-based payments
Outstanding at beginning of the year (in shares)	211,707
Outstanding at end of the year (in shares)		211,707
Sibanye Stillwater2021 Share Plan | Robert van Niekerk
Share-based payments
Outstanding at beginning of the year (in shares)	772,549
Outstanding at end of the year (in shares)		772,549
Sibanye Stillwater2021 and 2022 Share Plan | Neal Froneman
Share-based payments
Granted during the year (in shares)	1,470,189
Instruments exercised (in shares)	98,327
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 41.01
Cash proceeds from instruments exercised | R	R 4,032,208
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	3,311,410
Sibanye Stillwater2021 and 2022 Share Plan | Charl Keyter
Share-based payments
Granted during the year (in shares)	438,923
Instruments exercised (in shares)	50,923
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 41.87
Cash proceeds from instruments exercised | R	R 2,131,921
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,272,319
Sibanye Stillwater2021 and 2022 Share Plan | Charles Carter
Share-based payments
Granted during the year (in shares)	148,732
Instruments exercised (in shares)	0
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 0
Cash proceeds from instruments exercised | R	R 0
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	148,732
Sibanye Stillwater2021 and 2022 Share Plan | Mika Seitovirta
Share-based payments
Granted during the year (in shares)	116,231
Instruments exercised (in shares)	0
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 0
Cash proceeds from instruments exercised | R	R 0
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	116,231
Sibanye Stillwater2021 and 2022 Share Plan | Dawie Mostert
Share-based payments
Granted during the year (in shares)	274,999
Instruments exercised (in shares)	29,677
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 42.06
Cash proceeds from instruments exercised | R	R 1,248,269
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	725,010
Sibanye Stillwater2021 and 2022 Share Plan | Themba Nkosi
Share-based payments
Granted during the year (in shares)	257,187
Instruments exercised (in shares)	26,387
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 42.18
Cash proceeds from instruments exercised | R	R 1,113,018
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	613,797
Sibanye Stillwater2021 and 2022 Share Plan | Richard Stewart
Share-based payments
Granted during the year (in shares)	523,362
Instruments exercised (in shares)	32,898
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 42.54
Cash proceeds from instruments exercised | R	R 1,399,582
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,019,919
Sibanye Stillwater2021 and 2022 Share Plan | Laurent Charbonnier
Share-based payments
Granted during the year (in shares)	296,972
Instruments exercised (in shares)	63,197
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 45.61
Cash proceeds from instruments exercised | R	R 2,882,516
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	470,330
Sibanye Stillwater2021 and 2022 Share Plan | Lerato Legong
Share-based payments
Granted during the year (in shares)	117,569
Instruments exercised (in shares)	19,469
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 43.12
Cash proceeds from instruments exercised | R	R 839,427
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	309,807
Sibanye Stillwater2021 and 2022 Share Plan | Robert van Niekerk
Share-based payments
Granted during the year (in shares)	388,819
Instruments exercised (in shares)	41,460
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 41.70
Cash proceeds from instruments exercised | R	R 1,728,706
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,119,908